Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 15,138.2	[1],[2]	$ 14,912.2	[1],[2]
Gross Unrealized Gains	1,361.3	[1],[2]	1,152.8	[1],[2]
Gross Unrealized Losses	(34.0)	[1],[2]	(102.3)	[1],[2]
Net Realized Gains (Losses)	10.0	[1],[2],[3]	0.3	[1],[2],[3]
Total investments at fair value	16,475.5	[1],[2]	15,963.0	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	11,373.9		11,455.7
Gross Unrealized Gains	417.7		370.2
Gross Unrealized Losses	(23.7)		(73.2)
Net Realized Gains (Losses)	6.2	[3]	6.6	[3]
Total investments at fair value	11,774.1		11,759.3
% of Total Fair Value	71.50%		73.60%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,806.4		2,842.7
Gross Unrealized Gains	90.1		120.3
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,896.5		2,963.0
% of Total Fair Value	17.60%		18.60%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	1,914.4		1,938.6
Gross Unrealized Gains	50.6		64.1
Gross Unrealized Losses	(0.6)		(0.6)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,964.4		2,002.1
% of Total Fair Value	11.90%		12.50%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,982.9		2,801.5
Gross Unrealized Gains	124.7		94.3
Gross Unrealized Losses	(1.0)		(6.5)
Net Realized Gains (Losses)	6.4	[3]	6.9	[3]
Total investments at fair value	3,113.0		2,896.2
% of Total Fair Value	18.90%		18.10%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	413.4		452.9
Gross Unrealized Gains	24.0		9.3
Gross Unrealized Losses	(9.2)		(35.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	428.2		426.9
% of Total Fair Value	2.60%		2.70%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,963.9		1,829.8
Gross Unrealized Gains	84.9		52.3
Gross Unrealized Losses	(0.1)		(5.5)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,048.7		1,876.6
% of Total Fair Value	12.40%		11.80%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	936.0		1,210.9
Gross Unrealized Gains	12.9		11.3
Gross Unrealized Losses	(0.1)		(1.3)
Net Realized Gains (Losses)	(0.2)	[3]	(0.3)	[3]
Total investments at fair value	948.6		1,220.6
% of Total Fair Value	5.80%		7.60%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	356.9		379.3
Gross Unrealized Gains	30.5		18.6
Gross Unrealized Losses	(12.7)		(24.0)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	374.7		373.9
% of Total Fair Value	2.30%		2.30%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	404.0		473.7
Gross Unrealized Gains	404.6		342.6
Gross Unrealized Losses	0		(3.7)
Net Realized Gains (Losses)	3.8	[3]	(6.3)	[3]
Total investments at fair value	812.4		806.3
% of Total Fair Value	4.90%		5.10%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,370.3		1,431.0
Gross Unrealized Gains	539.0		440.0
Gross Unrealized Losses	(10.3)		(25.4)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,899.0		1,845.6
% of Total Fair Value	11.50%		11.60%
Short-term investments | Other Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	1,990.0		1,551.8
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	$ 1,990.0		$ 1,551.8
% of Total Fair Value	12.10%		9.70%

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).